Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 143,568,870	$ 138,061,877
Less: Accumulated depreciation	(57,124,548)	(50,791,146)
Less: provision for impairment for fixed assets	(27,839,582)	(23,767,121)
Property, plant and equipment, net	58,604,740	63,503,610
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	62,760,198	60,987,458
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	76,063,390	72,611,558
Office Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,487,873	1,385,389
Motor Vehicles and Other Transport Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	651,134	608,610
Molds and Others [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,606,275	$ 2,468,862